Description of the Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Requisite service period	90 days
Automatic deferral rate, annual increase	1.00%
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Profit sharing percentage	3.00%
Profit sharing, net income threshold	$ 15,000,000
Employer contribution, profit sharing amount	2,983,698	$ 5,274,842
Employer contribution, additional incentives amount	$ 0	0
Employer contribution vesting service period	5 years
Minimum borrowing, amount	$ 1,000
Maximum number of loans | loan	1
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Participant loan basis spread on interest rate	2.00%
Forfeited nonvested account	$ 30,072	0
Transfer to plan from pension plan	81,393
Forfeited nonvested account, decrease from employer contribution	87,688	0
Forfeited nonvested account, decrease from administrative expense	$ 15,128	$ 9,698
EBP, Employer Contribution, Matching Tranche One
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Participant compensation matched, percentage	4.00%
EBP, Employer Contribution, Matching Tranche Two
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant compensation matched, percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	8.00%